SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2003
Date of reporting period: May 31, 2003

N-CSR Annual Report May 31, 2003

REPORT TO STOCKHOLDERS

INCOME FUND • GROWTH FUND	ANNUAL
May 31, 2003	REPORT
Fellow Shareowners:

Amana’s two Funds provided average results during the down then up U.S. stock market for the last year. Trust assets are almost $45 million. New investments continue to exceed shareowner redemptions. Inside, please find details of our fiscal year’s operations and the year-end investment portfolios.

For the fiscal year ended May 31, Amana Income Fund’s total return was -8.15%. Amana Growth Fund’s total return was -9.82%. The Income Fund was able to increase its dividends paid per share by 30.5% over the year before, and expects future dividends to be federally taxed at substantially lower rates. Future capital gains, either realized from the portfolio and paid as dividends or realized upon your redemption of shares, will also be taxed at lower rates.

Looking forward, the next two years appear to be a time to make your maximum allocation to U.S. stocks. Helped by many factors, corporate earnings for all of 2003 should grow more than 12%. Federal tax cuts, devaluation of the U.S. dollar, new prospects for peaceful cooperation, and clear political leadership portend well for 2004. But outside the U.S., the picture is murkier as long-term relationships are strained and Japan, Europe and Latin America experience deflation and unemployment.

We invite all shareowners to attend the Islamic investment seminars Saturna Capital is planning for major communities in the next year. For example, a special seminar is planned for 3 PM Friday, August 29th, as part of the ISNA Annual Convention in Chicago.

If you have questions, please call us at 1-888-73-AMANA or visit our website, www.amanafunds.com.

Respectfully,
Nicholas Kaiser, President	Talat Othman, Chairman
June 30, 2003

Average Annual Returns (as of 6/30/2003, per regulatory requirement)
	1 year	3 years	5 years	10 years
Amana Income Fund	-2.11%	-5.63%	-1.48%	+6.36%
Amana Growth Fund	+1.28%	-12.47%	+6.45%	+8.98*
				*since inception, 2/3/1994

2	N-CSR Annual Report May 31, 2003

DISCUSSION OF FUND PERFORMANCE

Stocks began a three-year decline just after the new millenium began (in March 2000). For the year ended May 31, 2003, Amana Income Fund’s total return was -8.15% (vs. -9.88% the year before). The more volatile Amana Growth Fund’s total return was -9.82% (vs. -11.97% the year before). As one benchmark, the Dow Jones Islamic Market Index (US component) returned a similar -8.99% (vs. -17.12% the year before) [dividends excluded] for the fiscal year.

The general stock market, as measured by the Standard & Poor’s 500 Index, returned -8.06%. Middle and smaller-cap stocks did the same, as evidenced by the -8.17% return for the Russell 2000 Index. As usual, market results varied by sector. Low interest rates continued to benefited most financially sensitive issues, like construction. Quality bonds, which we avoid, did well. The NASDAQ Composite Index, overweighted in technology issues, is rallying from its huge losses (neglible loss of -0.74% after --23.15% the year before). Note also that these unmanaged, expense-free indices are not directly comparable to actively managed portfolios, with transaction and other costs (including advisory fees), such as mutual funds.

When evaluating the performance of the Amana Funds, it is important to remember their specialized nature, as well as a number of factors applicable to mutual funds in general. Amana Income Fund’s primary objective is current income, with preservation of capital being the secondary objective. In following these objectives, the Income Fund only buys income-producing equity securities. Amana Growth Fund’s primary objective is long-term capital growth. The Funds may also hold cash when market conditions appear uncertain. With the market outlook improved, the Income Fund and Growth Fund have both recently reduced their cash positions. It is not the objective of either Fund to “beat” any specific market index.

All mutual funds have investment restrictions that affect investment performance. In addition to these other restrictions, Amana’s Funds are restricted to buying only U.S.-traded equity securities of companies whose primary business operations are generally consistent with Islamic principles. This special restriction affects performance in a number of ways. The Funds, for example, do not earn interest on cash balances. Neither do the Funds invest in businesses that have material earnings from interest (such as financial institutions) or other prohibited activities. The Funds also avoid companies with high levels of debt.

COMPARISON TO MARKET INDICES

The following line graphs compare Fund performances to representative market indices. The index returns include reinvested dividends and don’t allow for operating expenses such as those paid by all mutual funds. The graph at the top of the next page shows that $10,000 invested in Amana Income ten years ago (May 1993) would have grown to $18,115 at the end of May 2003. While not strictly comparable, the S&P 500 Composite Index is a traditional U.S. securities market benchmark. If $10,000 could have been invested in the S&P 500 at the end of May 1993, that would have grown to $22,391 over the same 10 years.

N-CSR Annual Report May 31, 2003	3

Value of 10-year $10,000 investment in Amana Income Fund compared to S&P 500* (GRAPH OMITTED)
This graph shows that $10,000 invested in Amana Growth at inception (Feb. 1994) would have grown to $21,935 at the end of May 2003. If $10,000 could have been invested in the Russell 2000 (an index of mid- and smaller-cap equities) at the beginning of February 1994, that would have grown to $18,846 over that same period.

Value of 10-year $10,000 investment in Amana Growth Fund compared to Russell 2000* (GRAPH OMITTED)

*The returns shown do not reflect the deduction of taxes that a shareholder could pay on fund distributions or the redemption of fund shares.

4	N-CSR Annual Report May 31, 2003

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
Amana Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of the Amana Income Fund and the Amana Growth Fund, each a series of shares of the Amana Mutual Funds Trust, including the schedules of investments as of May 31, 2003, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and broker. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Amana Income Fund and Amana Growth Fund as of May 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
June 11, 2003

N-CSR Annual Report May 31, 2003	5

Income Fund		INVESTMENTS
			As of May 31. 2003
Issue	Number of Shares	Cost	Market Value

COMMON STOCKS (99.4%)

Automotive (1.9%)
Genuine Parts	11,000	$355,744	$361,570

Building (4.5%)
Hanson plc ADS	12,000	412,443	347,160

Plum Creek Timber	20,000	536,727	528,000
SUB-TOTAL		949,170	875,160

Chemicals (1.5%)
RPM	25,390	182,267	315,598
Energy (19.8%)
BP plc ADR	25,662	1,002,927	1,074,981
ConocoPhillips	7,500	428,397	404,775
EnCana	10,000	181,106	366,500
Exxon Mobil	38,482	702,384	1,400,745
Repsol YPF SA ADS	18,000	252,470	283,320
USEC	50,000	371,588	313,000
SUB-TOTAL		2,938,872	3,843,321
Hotels & Motels (.8%)
Fairmont Hotels & Resorts	6,500	66,882	153,400
Machinery (1.8%)
Manitowoc	17,250	95,638	351,900
Medical (9.6%)
Bristol-Myers Squibb	18,560	196,131	475,507
Glaxo SmithKline plc ADR	10,000	260,427	400,100
Lily (Eli)	5,500	348,793	328,735
Wyeth	15,200	193,026	666,520
SUB-TOTAL		998,377	1,870,862

Mining (7%)
Alcoa	10,000	354,285	246,100
Fording Canadian Coal Trust	22,000	382,664	382,800
Rio Tinto plc ADS	9,000	521,085	719,550
SUB-TOTAL		1,258,034	1,348,450

Publishing (5%)
Dow Jones & Co.	10,000	445,395	455,500
McGraw-Hill	8,000	483,616	505,680
SUB-TOTAL		929,011	961,180

6	N-CSR Annual Report May 31, 2003

INVESTMENTS	Income Fund
Issue	Number of Shares	Cost	Market Value

Real Estate (6.4%)
Duke Realty	20,000	$434,493	$567,600
Shurgard Storage Centers	20,000	526,956	677,400
SUB-TOTAL		961,449	1,245,000
Steel (2%)
USX-U.S. Steel Group	24,000	569,643	378,000

Telecommunications (10.9%)
BCE	25,000	433,118	550,500
Sprint (FON Group)	20,000	235,712	271,200
Telefonica SA ADS*	24,635	189,074	840,300
Verizon Communications	12,200	410,441	461,770
SUB-TOTAL		1,268,345	2,123,770
Tools (1.6%)
Regal-Beloit	15,000	273,699	300,750

Transportation (5.5%)
Burlington Northern Santa Fe	13,000	366,294	383,630
Canadian Pacific Railway Ltd.	16,000	210,984	380,160
United parcel Service, Cl B	5,000	309,187	312,150
SUB-TOTAL		886,465	1,075,940

Utilities-Gas & Electric (21.1%)
Avista	30,000	594,083	421,500
Duke Energy	13,000	401,049	253,890

FPL Group	10,000	344,874	664,700
Idacorp	25,000	691,806	687,000
National Fuel Gas	14,000	364,297	357,980
NiSource	24,000	469,159	470,640
Piedmont Natural Gas	11,400	198,575	447,222
Puget Energy	7,500	186,587	175,875
Sempra Energy	22,300	501,563	608,121
SUB-TOTAL		3,751,993	4,086,928

TOTAL INVESTMENTS (99.4%)		15,485,589	19,291,829
Other Assets (net of liabilities) (.6%)			117,713
TOTAL NET ASSETS (100%)			$19,409,542
*Non-income producing security

(The accompanying notes are an integral part of these financial statements)

N-CSR Annual Report May 31, 2003	7

Income Fund	FINANCIAL HIGHLIGHTS

Selected data per share of capital stock outstanding throughout each year:
	For Year Ended May 31,
	2003	2002	2001	2000	1999
Net asset value at beginning of year	$16.63	$18.62	$18.39	$20.30	$19.76
Income from investment operations
Net investment income	0.19	0.15	0.17	1.88	0.25
Net gains or losses on securities (both realized and unrealized)	(1.55)	(1.99)	0.23	(1.30)	1.02
Total from investment operations	(1.36)	(1.84)	0.40	0.58	1.27
Less distributions
Dividends (from net investment income)	(0.20)	(0.15)	(0.17)	(1.87)	(0.29)
Distributions (from capital gains)	-	-	-	(0.62)	(0.44)
Total distributions	(0.20)	(0.15)	(0.17)	(2.49)	(0.73)
Net asset value at end of year	$15.07	$16.63	$18.62	$18.39	$20.30
Total return	(8.15)%	(9.88)%	2.17%	2.96%	6.56%

Ratios / Supplemental Data
Net assets ($000), end of year	$19,410	$20,878	$23,237	$22,004	$22,733
Ratio of gross expenses to average net assets	1.89%	1.71%	1.57%	1.55%	1.33%
Ratio of net investment income to average net assets	1.36%	0.89%	0.89%	9.25%	1.30%
Portfolio turnover rate	5%	8%	8%	1%	17%

(The accompanying notes are an integral part of these financial statements)

8	N-CSR Annual Report May 31, 2003

STATEMENT OF ASSETS AND LIABILITIES	Income Fund

As of May 31, 2003
Assets
Common stocks (cost $15,485,589)		$19,291,829
Cash		98,216
Dividends receivable		47,600
Receivable for Fund shares sold		650
Insurance reserve premium		7,763
	Total Assets		$19,446,058
Liabilities
Payable to affiliate		36,516
	Total liabilities		36,516
Net Assets			$19,409,542
Fund shares outstanding			1,287,819
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		16,851,797
Accumulated net realized loss		(1,248,495)
Unrealized net appreciation on investments		3,806,240
	Net assets applicable to fund shares outstanding		$19,409,542

Net Asset Value, Offering and Redemption price per share			$15.07

(The accompanying notes are an integral part of these financial statements)

N-CSR Annual Report May 31, 2003	9

Income Fund	STATEMENT OF OPERATIONS

Year Ended May 31, 2003
Investment income
Dividends (net of foreign taxes of $14,944)		$582,204
Miscellaneous income		98
Gross investment income			$582,302

Expenses
Investment adviser and administration fees		170,737
Shareowner servicing		49,125
Distribution fees		39,743
Professional fees		35,324
Filing and registration fees		15,000
Other expenses		14,144
Printing and postage		13,000
Custodian fees		3,144
Total gross expenses		340,217
Less custodian fees waived		(3,144)
Net expenses			337,073
	Net investment income		245,229

Net realized loss on investments
Proceeds from sales		883,989
Less cost of securities sold (based on identified cost)		1,124,147
	Realized net loss		(240,158)

Unrealized gain on investments
End of year		3,806,240
Beginning of year		5,499,771
Decrease in unrealized gain for the year			(1,693,531)
	Net realized and unrealized loss on investments		(1,933,689)

Net decrease in net assets resulting from operations			$(1,688,460)

(The accompanying notes are an integral part of these financial statements)

10	N-CSR Annual Report May 31, 2003

STATEMENT OF CHANGES IN NET ASSETS	Income Fund
	Year ended	Year ended
INCREASE (DECREASE) IN NET ASSETS	May 31, 2003	May 31, 2002
From Operations
Net investment income	$245,229	$191,547
Net realized loss on investments	(240,158)	(959,572)
Net decrease in unrealized appreciation	(1,693,531)	(1,511,786)
Net decrease in net assets	(1,688,460)	(2,279,811)

Dividends to Shareowners From
Net investment income	(250,317)	(188,174)
Capital gains distributions	-	-
	(250,317)	(188,174)
From Fund Share Transactions
Proceeds from sales of shares	3,480,542	4,039,360
Value of shares issued in reinvestment of dividends	242,933	182,394
	3,723,475	4,221,754
Cost of shares redeemed	(3,253,034)	(4,112,732)
Net increase in net assets from share transactions	470,441	109,022
Total decrease in net assets	(1,468,336)	(2,358,963)

Net Assets
Beginning of year	20,877,878	23,236,841
End of year	$19,409,542	$20,877,878
Shares of the Fund Sold and Redeemed
Number of shares sold	246,774	238,310
Number of shares issued in reinvestment of dividends	16,680	10,878
	263,454	249,188
Number of shares redeemed	(231,470)	(241,157)
Net increase in number of shares outstanding	31,984	8,031

(The accompanying notes are an integral part of these financial statements)

N-CSR Annual Report May 31, 2003	11

Growth Fund	INVESTMENTS
As of May 31, 2003
Issue	Number of Shares	Cost	Market Value

COMMON STOCKS (95.1%)

Auto Parts (.7%)
Genuine Parts	5,000	$159,450	$164,350
Building (3%)
Building Materials Holding	16,000	173,782	223,840
Huttig Building Products*	40,000	175,963	101,200
Lowe's Companies	8,000	282,490	338,080
SUB-TOTAL		632,235	663,120

Business Services (.3%)
Gartner Group Cl B*	10,000	119,331	73,000

Computer Hardware (8.9%)
3Com*	55,000	286,085	270,050
Advanced Digital Information*	24,000	33,778	252,720
Advanced Micro Devices*	30,000	228,758	218,400
Apple Computer*	20,000	652,514	359,000
International Business Machines	4,000	265,793	352,160
Taiwan Semiconductor ADS*	50,000	529,584	507,000
SUB-TOTAL		1,996,512	1,959,330

Computer Software (11.3%)
Adobe Systems	16,800	167,688	593,376

Ascential Software*	15,157	61,230	60,477
Business Objects ADS*	18,000	104,592	364,500
Intuit*	15,000	305,029	688,800
Macromedia*	20,000	815,845	402,800
Oracle *	30,000	152,010	390,300
SUB-TOTAL		1,606,394	2,500,253
Electronics (13%)
Agilent Technologies*	20,000	670,910	362,600
Canon ADS	10,000	367,653	427,400
EMCOR Group*	6,000	172,499	297,780
Keithley Instruments	12,000	325,498	164,400
Qualcomm	28,000	121,548	939,400
Sony ADS	10,000	405,942	273,400
Trimble Navigation*	15,000	314,023	403,200
SUB-TOTAL		2,378,073	2,868,180

12	N-CSR Annual Report May 31, 2003

INVESTMENTS	Growth Fund

Issue	Number of Shares	Cost	Market Value

Energy (6.6%)
BP plc ADS	10,544	$460,524	$441,688
EnCana	14,000	424,273	513,100
Noble*	6,000	124,825	213,960
Patterson-UTI Energy*	8,000	256,226	292,800
SUB-TOTAL		1,265,848	1,461,548
Food Production (2.4%)
Horizon Organic *	10,000	150,771	150,900
Performance Food Group*	6,000	219,929	217,140
Potash Corp of Saskatchewan	2,700	184,568	165,267
SUB-TOTAL		555,269	533,307
Machinery (2.4%)
Crane	14,000	323,611	292,320
Manitowoc	12,000	257,055	244,800
SUB-TOTAL		580,666	537,120

Medical (21.6%)
Affymetrix*	10,000	275,742	227,500
Amgen*	10,560	172,289	683,654
Aventis ADS	5,000	301,049	262,300
Barr Laboratories*	6,000	263,646	316,500
Bone Care International*	35,000	378,587	384,650
Cryolife*	35,000	311,586	317,100
Genentech*	8,000	263,192	500,880
IMS Health	9,500	275,131	169,480
Johnson & Johnson	10,000	356,542	543,500
Ligand Pharmaceuticals*	6,000	90,709	76,380
Lilly (Eli)	3,500	255,992	209,195
Novo-Nordisk A/S ADR	10,000	243,207	357,400
Oakley*	20,000	329,401	222,000
Pharmaceutical Product Development*	10,000	292,822	280,100
Wyeth	5,360	248,080	235,036
SUB-TOTAL		4,057,975	4,785,675
Mining (3.7%)
Alcoa	17,000	565,065	418,370
Rio Tinto plc ADS	5,000	280,819	399,750
SUB-TOTAL		845,884	818,120

N-CSR Annual Report May 31, 2003	13

Growth Fund	INVESTMENTS

Issue	Number of Shares	Cost	Market Value

Paper & Publishing (3.7%)
McGraw-Hill	7,000	$279,830	$442,470
Wiley (John) & Sons, Cl A	15,000	281,665	381,750
SUB-TOTAL		561,495	824,220
Photographic Supplies (1.1%)
Fuji Photo Film ADR	9,000	300,606	248,400

Real Estate (1.1%)
Intrawest	20,000	347,644	235,400
Retail (1.5%)
Bed Bath & Beyond*	8,000	268,596	334,320

Tools (.8%)
Regal-Beloit	9,000	168,395	180,450

Telecommunications (2.9%)
American Movil ADR	20,000	359,880	365,200
Sprint (FON Group)	20,000	252,025	271,200
SUB-TOTAL		611,905	636,400
Transportation (8.2%)
Airborne Freight	15,000	159,341	307,950
Lan Chile ADS	36,000	343,335	289,800
Nissan Motor ADR	22,000	338,881	348,700
Southwest Airlines	30,000	202,999	482,100
Supreme Industries*	15,000	109,651	78,750
United Parcel Service Cl B	5,000	285,182	312,150
SUB-TOTAL		1,439,389	1,819,450
Utilities-Electric (1.9%)
Avista	30,000	618,979	421,500

TOTAL INVESTMENTS (95.1%)		18,514,646	21,064,143
Other Assets (net of liabilities) (4.9%)			1,079,303
TOTAL ASSETS (100%)			$22,143,446

*Non-Income producing security

(The accompanying notes are an integral part of these financial statements)

14	N-CSR Annual Report May 31, 2003

FINANCIAL HIGHLIGHTS	Growth Fund

Selected data per share of capital stock outstanding throughout each year.
			Year Ended May 31,
	2002	2002	2001	2000	1999
Net asset value at beginning of year	$11.10	$12.61	$14.45	$9.95	$7.78
Income from investment operations
Net investment income	(0.11)	(0.12)	(0.11)	(0.11)	(0.06)
Net gains or losses on securities (both realized and unrealized)	(0.98)	(1.39)	(1.27)	4.82	2.23
Total from investment operations	(1.09)	(1.51)	(1.38)	4.71	2.17
Less distributions
Dividends (from net investment income)	-	-	-	-	-
Distributions (from capital gains)	-	-	(0.46)	(0.21)	-
Total distributions	-	-	(0.46)	(0.21)	-
Net asset value at end of year	$10.01	$11.10	$12.61	$14.45	$9.95
Total return	(9.82)%	(11.97)%	(9.89)%	47.09%	27.89%

Ratios / Supplemental Data
Net assets ($000), end of year	$22,143	$23,965	$26,419	$23,393	$11,721
Ratio of gross espenses to average. net assets	1.96%	1.74%	1.55%	1.46%	1.54%
Ratio of net investment income to average net assets	(1.20)%	(1.09)%	(0.90)%	(0.75)%	(0.74)%
Portfolio turnover rate	16%	8%	11%	14%	20%

(The accompanying notes are an integral part of these financial statements)

N-CSR Annual Report May 31, 2003	15

Growth Fund	STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2003
Assets
Common stocks (cost $18,514,646)		$21,064,143
Cash		1,895,552
Dividends receivable		19,622
Receivable for Fund shares sold		15,875
	Total Assets		$22,995,192
Liabilities
Payable to affiliate		839,986
Payable for Fund shares redeemed		11,760
	Total liabilities		851,746
Net Assets			$22,143,446
Fund shares outstanding			2,211,045
Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)		21,496,299
Accumulated net realized loss		(1,902,350)
Unrealized net appreciation on investments		2,549,497
Net assets applicable to fund shares outstanding			$22,143,446

Net Asset Value, Offering and Redemption price per share			$10.01

(The accompanying notes are an integral part of these financial statements)

16	N-CSR Annual Report May 31, 2003

STATEMENT OF OPERATIONS		Growth Fund
Year ended May 31, 2003

Investment income
Dividends (net of foreign taxes of $8,724)		$144,545
Miscellaneous income		300
	Gross investment income		$144,845

Expenses
Investment adviser and administration fees		186,361
Shareowner servicing		70,011
Distribution fees		43,432
Professional fees		34,320
Other expenses		16,004
Filing and registration fees		15,598
Printing and postage		13,915
Custodian fees		5,270
Total gross expenses		384,911
Less custodian fee waiveds		(5,270)
Net expenses			379,641
	Net investment loss		(234,796)

Net realized loss on investments
Proceeds from sales		2,946,758
Less cost of securities sold (based on identified cost)		4,550,119
	Realized net loss		(1,603,361)

Unrealized gain on investments
End of year		2,549,497
Beginning of year		3,023,914
	Decrease in unrealized gain for the year		(474,417)
	Net realized and unrealized loss on investments		(2,077,778)

Net decrease in net assets resulting from operations			$(2,312,574)

(The accompanying notes are an integral part of these financial statements)

N-CSR Annual Report May 31, 2003	17

Growth Fund	STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	May 31, 2002	May 31, 2002
From operations
Net investment loss	$(234,796)	$(266,037)
Net realized loss on investments	(1,603,361)	(161,413)
Net decrease in unrealized appreciation	(474,417)	(2,965,257)
Net decrease in net assets	(2,312,574)	(3,392,707)
Dividends to shareowners from:
Net investment income	-	-
Capital gains distributions	-	-
	-	-
Fund Share Transactions
Proceeds from sales of shares	2,697,345	5,144,895
Value of shares issued in reinvestment of dividends	-	-
	2,697,345	5,144,895
Cost of shares redeemed	(2,205,922)	(4,207,022)
Net increase in net assets from share transactions	491,423	937,873

Total decrease in net assets	(1,821,151)	(2,454,834)

Net Assets
Beginning of year	23,964,597	26,419,431
End of year	$22,143,446	$23,964,597

Shares of the Fund Sold and Redeemed
Number of shares sold	295,887	438,137
Number of shares issued in reinvestment of dividends	-	-
	295,887	438,137
Number of shares redeemed	(244,068)	(374,359)

Net increase in number of shares outstanding	51,819	63,778

(The accompanying notes are an integral part of these financial statements)

18	N-CSR Annual Report May 31, 2003

NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization
Amama Mutual Funds Trust (the “Trust”) was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

Note 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange and NASDAQ’s National Market are valued at the price carried by the composite tape of all national exchanges at 4 p.m. New York time or, in the absence of any sale on that date, the 4 p.m. bid price. Securities traded in the over-the-counter market are valued at the closing bid price.

The cost of securities is the same for accounting and Federal income tax purposes. Security transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets.

Federal income taxes:
As a qualified investment company under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that it distributes all of its taxable income. It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At May 31, 2003 the Income Fund and the Growth Fund had capital losses of $21,637 and $443,337, respectively, during the period November 1, 2002 through May 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending May 31, 2004. Thsee "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

At May 31, 2003 the Income Fund had capital loss carryforwards of $1,226,858, of which $35,530 expire in 2009, $972,807 expire in 2010 and $218,521 expire in 2011; Growth Fund had capital loss carryforwards of $1,459,013 of which expire $204,148 expire in 2010 and $1,254,865 expire in 2011.

Capital accounts:
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at net asset value on the payable date.

Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - Transacations with Affiiliated Persons
Under a contract approved annually by independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. For the year ended May 31, 2003, Income Fund and Growth Fund paid advisory fee expenses of $170,737 and $186,361, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $49,125 and $70,011 for the Income and Growth Fund, respectively, for the year ended May 31, 2003.

Saturna Brokerage Services, Inc. (“SBS”, a subsidiary of Saturna Capital) is registered as a broker-dealer and distributes Fund shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution related activity. For the year ended May 31, 2003 Income Fund and Growth Fund paid $39,743 and $43,432, respectively, to the Advisor. SBS is the primary stockbrokerage used to effect portfolio transactions for the Trust, and was paid $22,333 in commissions at discount rates during the year ended May 31, 2003.

The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. The Islamic Society of North America provides Saturna with advice regarding the provision of Amana’s services to its members. From its advisory fee, Saturna pays each of these consultants a fee equal to .10% of the Trust’s average daily net assets. These consultant fees amounted to $56,504 for the fiscal year ending May 2003.

All trustees serve without compensation. As of June 11, 2003, officers and trustees (plus affiliated entities), as a group, owned 1.38% and ..76% of the Income Fund and the Growth Fund, respectively.

Note 4 - Dividends
Income Fund dividends from net investment income were $.098 per share paid December 31, 2002 and $.099 per share paid May 31, 2003. Total distributions, all ordinary income dividends, for Income Fund were $250,317 in fiscal 2003 and $188,174 in fiscal 2002.

N-CSR Annual Report May 31, 2003	19

Growth Fund paid no dividends in fiscal 2003 or 2002.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Income Fund
Capital loss carryforward, $(1,226,858)
Unrealized appreciation, $3,784,603

$2,557,745

Growth Fund
Capital loss carryforward, $(1,459,013)
Unrealized appreciation, $2,106,160

$647,147

The difference between book and tax-basis unrealized appreciation is attributed primarily to post-October losses.

Note 5 - Investments
At May 31, 2003, for Income Fund the net unrealized appreciation of investments of $3,806,240 comprised gross unrealized gains of $4,781,169 and gross unrealized losses of $974,929. During the year ended May 31, 2003, the Income Fund purchased $3,212,678 of securities and sold $883,989 of securities.

At May 31, 2002\3, for Growth Fund the net unrealized appreciation of investments of $2,549,497 comprised gross unrealized gains of $5,547,432 and gross unrealized losses of $2,997,935. During the year ended May 31, 2003, the Fund purchased $4,920,126 of securities and sold $2,946,758 of securities.

Note 6 - Custody Credits
Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $3,144 and $5,270 for the Income Fund and Growth Fund, respectively, for the year ended May 31, 2003.

TRUSTEES AND OFFICERS (UNAUDITED)
Name, Address, and Age	Position(s) Held with Fund, Term of Office, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
INDEPENDENT TRUSTEES
Talat M. Othman 3432 Monitor Lane Long Grove, IL 60047 Age: 67	Chairman, Independent Trustee (since 2001)	Chairman, Grove Financial, Inc.	Two	None
Samir I. Salah 501 Merlins Lane Herndon, VA 20170 Age: 65	Independent Trustee (since 2001)	President, Piedmont Management Services, Inc.	Two	None
Iqbal Unus, Ph.D. 500 Grove Street Herndon, VA 22070 Age: 59	Indepedent Trustee (since 1986)	Director, The International Islamic Forum for Science, Technology & Human Resources Development	Two	None
INTERESTED TRUSTEES
Nicholas Kaiser, CFA 1300 N. State Street Bellingham, WA 98225 Age: 57	President and Trustee (since 1989)	President, Saturna Capital Corporation President, Saturn Brokerage Services, Inc.	Seven	Saturna Investment Trust
OFFICERS WHO ARE NOT TRUSTEES
Monem A. Salam 1300 N. State Street Bellingham, WA 98225 Age: 31	Vice President (since 2003)	Director of Islamic Investing, Saturna Capital Corporation [since 2003]
Registered Representative, Morgan Stanley [1999-2003]
		Chief Investment Officer, International Trading Group & Associates [1995-1999]	N/A	N/A
Christopher Fankhauser 1300 N. State Street Bellingham, WA 98225 Age: 31	Treasurer (since 2002)	Manager of Operations, Saturna Capital Corporation	N/A	N/A
Ethel D. Beltran 1300 N. State Street Bellingham, WA 98225 Age: 31	Secretary (since 2003)	Corporate Administrator, Saturna Capital Corporation [since 2000] Administrator, Cytel Corporation [1994-1999]	N/A	N/A
Clifford Alexander, Esq. 1800 Massachusetts Ave. Washington, DC 20036 Age: 60	Assistant Secretary (since 2000)	Partner, Kirkpatrick & Lockhart, LLP	N/A	N/A

20	N-CSR Annual Report May 31, 2003

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees.

GRAPHIC OMITTED

Investment Advisor and Administrator	Saturna Capital Corporation	AMANA MUTUAL FUNDS TRUST
Religious Consultant	Fiqh Council of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart LLP, Washington

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) Daily prices at 1-888/73-AMANA www.saturna.com/amana	ANNUAL REPORT May 31, 2003

N-CSR Annual Report May 31, 2003	21

CODE OF ETHICS

Registrant has adopted a code of ethics and is included with this submission as Exhibit (a).

AUDIT COMMITTEE FINANCIAL EXPERT

(a) (1) (i) The Trustees of Amana Mutual Funds Trust determined, at their quarterly meeting of June 12, 2003, that the Trust has at least one audit committee financial expert serving on its audit committee.

(a) (2) (ii) Mr. Samir Salah, an independent Trustee (as defined for investment companies), was deemed qualified and agreed to serve.

PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees
For the fiscal years ending May 31, 2002 and 2003, the aggregate audit fees billed for professional services rendered by the principal accountant were $20,000 and $21,600, respectively.

(b) Audit-Related Fees
There were no fees billed for audit-related fees for the fiscal years ending May 31, 2002 and 2003.

(c) Tax Fees
For the fiscal years ending May 31, 2002 and 2003, the aggregate tax fees billed for professional services rendered by the principal accountant were $3,500 for both years.

(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending May 31, 2002 and 2003.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Amana Mutual Funds Trust Audit Committee Charter:

D. Oversight of Independent Auditors

3. Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust. Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the

22	N-CSR Annual Report May 31, 2003

Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.

(e) (2) Percentages of Services
The percentage of services described in each of paragraphs (b) through (d) were 0%, 16%, and 0%, respectively.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

CONTROLS AND PROCEDURES

Exempt pursuant to Section 405 of the Sarbanes-Oxley Act of 2002.

EXHIBITS

Exhibits included with this filing:

(a) Code of Ethics.

(b) Certifications.

(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

N-CSR Annual Report May 31, 2003	23

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: April 3, 2008

24	N-CSR Annual Report May 31, 2003